INVESTMENT AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Total	$ 420,920	$ 373,879	$ 43,727
Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total	26,573
Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total	5,988
Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total		368,409
Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	376,656
Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total		3,367
Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total	11,703	2,103
Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member]
Disclosure of financial assets [line items]
Total	420,920	373,879
3 Months [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total	26,573
3 Months [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total	5,988
3 Months [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total		368,409
3 Months [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total	376,656
3 Months [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total		3,367
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total	11,703	2,103
3 Months [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total
3 Months to 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Local Bank Securities [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Bonds And Company Business Papers [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Securities Issued Locally [Member] | Other Chilean Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Government And Central Bank Securities [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Other Securities Issued Abroad [Member] | Securities Issued Abroad [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Funds Managed By Related Companies [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Funds Managed By Third Parties [Member] | Mutual Funds Investment [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Securities [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Treasury Bonds & Notes [Member]
Disclosure of financial assets [line items]
Total
More than 1 Year [Member] | Chilean Central Bank & Government Securities [Member] | Other Fiscal Securities [Member]
Disclosure of financial assets [line items]
Total